Pro Forma Adjustments (Detail) (Predecessor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma Income (loss) from continuing operations	$ 8.8	$ (1.5)
Proforma Adjustments [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma Income (loss) from continuing operations	(2.4)	(22.0)
Proforma Adjustments [Member] | Elimination of Deferred Installation Revenue [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma Income (loss) from continuing operations	(1.7)	(1.6)
Proforma Adjustments [Member] | Elimination of Deferred Sales Commissions [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma Income (loss) from continuing operations	0.8	0.8
Proforma Adjustments [Member] | Increase in Depreciation and Amortization on Acquired Property and Intangibles [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma Income (loss) from continuing operations	(6.5)	(12.9)
Proforma Adjustments [Member] | Reclass Acquisition Costs to Earliest Year Presented [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma Income (loss) from continuing operations	9.0	(9.0)
Proforma Adjustments [Member] | Higher Interest Costs Associated with Acquisition-Related Debt [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma Income (loss) from continuing operations	(1.4)	(4.4)
Proforma Adjustments [Member] | Tax Effects of Above Entries [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma Income (loss) from continuing operations	$ (2.6)	$ 5.1